Annual Total Returns - FidelityOverseasFund-KPRO - FidelityOverseasFund-KPRO - Fidelity Overseas Fund - Fidelity Overseas Fund - Class K	Dec. 30, 2023
Bar Chart Table:
Annual Return 2013	26.97%
Annual Return 2014	(3.52%)
Annual Return 2015	8.42%
Annual Return 2016	(1.20%)
Annual Return 2017	29.81%
Annual Return 2018	(14.60%)
Annual Return 2019	28.57%
Annual Return 2020	15.55%
Annual Return 2021	19.47%
Annual Return 2022	(24.71%)